BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 77.1%
Belgium — 0.7%
Azelis Group NV	51,646	$1,157,277

Bermuda — 1.6%
Everest Group Ltd. (a)	6,493	2,665,701

Brazil — 1.5%
Banco do Brasil SA	100,600	1,108,796
Vale SA - SP ADR, ADR	85,673	1,285,095
		2,393,891
Canada — 7.5%
Allied Gold Corp. (b)	124,876	345,101
Cenovus Energy, Inc.	231,063	4,103,679
Cenovus Energy, Inc.	69,217	1,227,792
Kinross Gold Corp.	508,977	3,000,712
Teck Resources Ltd. - Class B	77,249	2,908,425
		11,585,709
Finland — 1.6%
Fortum Oyj	171,215	2,404,858

France — 3.1%
Imerys SA	15,769	459,083
Rexel SA	62,959	1,519,311
SPIE SA	52,496	1,537,194
Technip Energies NV	31,086	725,104
Worldline SA (b)	29,415	457,156
		4,697,848
Germany — 1.8%
Siemens AG	16,814	2,824,446

India — 1.4%
HDFC Bank Ltd., ADR	34,740	2,085,790

Ireland — 3.4%
Bank of Ireland Group PLC	101,758	952,734
ICON PLC (b)	5,578	1,488,991
Ryanair Holdings PLC, ADR (b)	24,022	2,839,881
		5,281,606
Israel — 1.1%
Check Point Software Technologies Ltd. (b)	11,225	1,638,850

Italy — 0.4%
Iveco Group NV (b)	82,453	670,725

Japan — 9.2%
Honda Motor Co. Ltd.	97,800	1,000,390
Kansai Paint Co. Ltd.	85,000	1,289,686
Mitsubishi Heavy Industries Ltd.	35,100	1,971,904
Panasonic Holdings Corp.	120,600	1,242,676
Renesas Electronics Corp. (b)	122,300	2,131,562
Ryohin Keikaku Co. Ltd.	181,700	2,871,806
Subaru Corp.	72,400	1,291,564
Sumitomo Mitsui Financial Group, Inc.	29,000	1,426,727
Suzuki Motor Corp.	18,000	735,561
		13,961,876
South Korea — 3.1%
Hana Financial Group, Inc.	24,826	798,815
Samsung Electronics Co. Ltd.	72,754	4,102,433
		4,901,248
Switzerland — 2.2%
Novartis AG	15,130	1,476,813
STMicroelectronics NV (a)	38,985	1,849,448
		3,326,261
United Kingdom — 5.3%
Barratt Developments PLC	126,128	820,132
Endeavour Mining PLC	48,848	1,145,828
IMI PLC	83,560	1,651,501
Inchcape PLC	135,792	1,088,120
JD Sports Fashion PLC	548,254	1,091,271
Nomad Foods Ltd. (b)	58,994	952,753
Tesco PLC	444,027	1,604,718
		8,354,323
United States — 33.2%
Advanced Micro Devices, Inc. (b)	21,669	2,625,416
AGCO Corp.	8,352	948,203
Alphabet, Inc. - Class C (a)(b)	19,801	2,651,750
Applied Materials, Inc. (a)	6,532	978,363
Arch Resources, Inc.	10,093	1,675,034
Booking Holdings, Inc. (a)(b)	1,723	5,385,581
Bristol-Myers Squibb Co.	28,227	1,393,849
Centene Corp. (b)	21,832	1,608,582
Cisco Systems, Inc.	28,176	1,363,155
Envista Holdings Corp. (b)	46,315	1,050,887
Expedia Group, Inc. (a)(b)	8,316	1,132,473
Fifth Third Bancorp	48,017	1,390,092
Global Payments, Inc.	9,717	1,131,447
JPMorgan Chase & Co.	22,969	3,585,002
Lennar Corp. - Class A (a)	6,319	808,326
Microchip Technology, Inc.	12,367	1,031,902
Micron Technology, Inc.	5,771	439,289
Mohawk Industries, Inc. (b)	8,874	783,663
Morgan Stanley	13,407	1,063,711
Oracle Corp. (a)	34,293	3,985,189
Patterson-UTI Energy, Inc.	115,762	1,355,573
PayPal Holdings, Inc. (b)	29,098	1,676,336
Peabody Energy Corp.	62,828	1,497,820
QUALCOMM, Inc.	16,143	2,083,254
Textron, Inc.	19,063	1,461,370
US Foods Holding Corp. (b)	58,206	2,551,169
Warner Bros Discovery, Inc. (b)	127,916	1,336,722
Wells Fargo & Co.	39,391	1,756,445
Zimmer Biomet Holdings, Inc.	20,890	2,429,716
		51,180,319
TOTAL COMMON STOCKS (COST $102,499,452)		119,130,757

	PRINCIPAL	VALUE
CORPORATE BONDS — 0.8%
Andrada Mining Ltd., 12.00%, 7/20/2026	GBP 1,100,000	1,215,109
TOTAL CORPORATE BONDS (COST $1,438,585)		1,215,109

	NUMBER OF SHARES
PREFERRED STOCKS — 2.0%
South Korea — 2.0%
Samsung Electronics Co. Ltd. 2.496%	69,295	3,108,673
TOTAL PREFERRED STOCKS (COST $3,098,360)		3,108,673

WARRANTS — 0.0%
United Kingdom — 0.0%
Andrada Mining Ltd. (Expiration: July 17, 2025) (b)	2,200,000	13,082
TOTAL WARRANTS (COST $28,772)		13,082

SHORT-TERM INVESTMENTS — 20.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.27% (c)	945,801	945,801
Federated Hermes U.S. Treasury Cash Reserves, 5.24% (c)	945,801	945,801
Fidelity Treasury Portfolio, 5.24% (c)	945,801	945,801
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 5.25% (c)	945,800	945,800
Tri-State Deposit, 5.45% (c)	26,944,776	26,944,776
U.S. Bank Money Market Deposit Account, 5.20% (c)	1,135,709	1,135,709
TOTAL SHORT-TERM INVESTMENTS (COST $31,863,688)		31,863,688

TOTAL INVESTMENTS (COST $138,928,857) — 100.5%		$155,331,280

Percentages are stated as a percent of net assets of $154,478,170.

ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust

(a)	Security segregated as collateral for options written.
(b)	Non-income producing security.
(c)	The rate shown is as of November 30, 2023.

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS - SECURITIES SOLD SHORT
NOVEMBER 30, 2023 (Unaudited)
SHARES		VALUE
COMMON STOCKS - (0.3)%
United States - (0.3)%
Exponent, Inc.	(6,076)	$(467,609)
		(467,609)

TOTAL COMMON STOCKS (PROCEEDS $(466,055))		(467,609)
TOTAL SECURITIES SOLD SHORT (PROCEEDS $(466,055))		$(467,609)

Percentages are stated as a percent of net assets of $154,478,170.

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
SCHEDULE OF OPTIONS WRITTEN
NOVEMBER 30, 2023 (UNAUDITED)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE
OPTIONS WRITTEN * - 1.1%*
CALL OPTIONS WRITTEN - 1.1%
Alphabet, Inc., Expires 6/21/2024 at $135.00	(182)	(2,437,344)	$(215,670)
Applied Materials, Inc., Expires 6/21/2024 at $140.00	(60)	(898,680)	(122,160)
Booking Holdings, Inc., Expires 6/21/2024 at $3,000.00	(15)	(4,688,550)	(564,450)
Everest Group Ltd., Expires 4/19/2024 at $400.00	(37)	(1,519,035)	(122,840)
Expedia Group, Inc., Expires 3/15/2024 at $135.00	(74)	(1,007,732)	(88,800)
Lennar Corp., Expires 6/21/2024 at $115.00	(58)	(741,936)	(118,320)
Oracle Corp., Expires 6/21/2024 at $110.00	(137)	(1,592,077)	(191,800)
STMicroelectronics NV, Expires 1/19/2024 at $40.00	(359)	(1,703,096)	(272,840)
TOTAL CALL OPTIONS WRITTEN (PREMIUMS RECEIVED: $1,494,756)			(1,696,880)
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $1,494,756)			(1,696,880)

*	Primary risk exposure is equity contracts.

Percentages are stated as a percent of net assets of $154,478,170.

Contracts For Difference held by the Fund at November 30, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Austria
Andritz AG	Morgan Stanley	07/10/2026	0.04%	Termination	26,618	$ 1,441,724	$ 54,646
France
Kering	Morgan Stanley	07/10/2026	3.99	Termination	897	384,401	(78,796)
Germany
Commerzbank AG	Morgan Stanley	07/10/2026	3.99	Termination	192,719	2,358,904	203,198
Ireland
CRH PLC	Goldman Sachs	12/08/2025	5.19	Termination	59,600	3,751,570	549,893
Japan
Resona Holdings, Inc.	Goldman Sachs	11/09/2026	-0.02	Termination	131,600	682,144	(54,491)
Sony Group Corp.	Goldman Sachs	08/07/2026	-0.02	Termination	40,100	3,467,436	1,500
						4,149,580	(52,991)
Netherlands
Aalberts NV	Morgan Stanley	07/10/2026	3.99	Termination	17,501	690,934	1,712
United Kingdom
Adriatic Metals PLC	Goldman Sachs	04/17/2026	5.19	Termination	285,014	615,286	(86,366)
Beazley PLC	Goldman Sachs	06/08/2026	5.19	Termination	270,671	1,831,559	(130,698)
Beazley PLC	Morgan Stanley	11/10/2026	5.19	Termination	53,579	362,555	(27,079)
BP PLC	Goldman Sachs	06/22/2026	5.19	Termination	241,133	1,458,469	(41,917)
CVS Group PLC	Morgan Stanley	01/19/2026	5.19	Termination	20,730	389,942	(112,607)
Future PLC	Morgan Stanley	01/19/2026	5.19	Termination	93,417	1,003,622	(381,035)
SSE PLC	Goldman Sachs	04/06/2026	5.19	Termination	135,610	3,137,258	83,882
WH Smith PLC	Goldman Sachs	12/08/2025	5.19	Termination	157,245	2,515,174	(380,417)
						11,313,865	(1,076,237)
Total Long						24,090,978	(398,575)

Short
Australia
Atlas Arteria	Goldman Sachs	10/20/2026	4.32	Termination	(172,563)	$ (661,323)	$ (40,272)
Commonwealth Bank of Australia	Morgan Stanley	06/29/2026	4.32	Termination	(16,011)	(1,107,227)	(65,741)
IGO Ltd.	Goldman Sachs	07/21/2026	4.32	Termination	(56,750)	(321,729)	204,154
IGO Ltd.	Morgan Stanley	10/26/2026	4.32	Termination	(1,732)	(9,819)	2,575
Treasury Wine Estates Ltd.	Morgan Stanley	10/30/2026	4.32	Termination	(56,860)	(402,002)	48,139
Wesfarmers Ltd.	Goldman Sachs	07/13/2026	4.32	Termination	(14,205)	(494,265)	(48,667)
Wesfarmers Ltd.	Morgan Stanley	10/26/2026	4.32	Termination	(434)	(15,101)	(552)
Wisetech Global Ltd.	Goldman Sachs	08/28/2026	4.32	Termination	(8,979)	(396,316)	12,778
						(3,407,782)	112,414
Bermuda
Liberty Global Ltd., Class C	Goldman Sachs	10/19/2026	5.33	Termination	(29,727)	(500,603)	32,449
Canada
Patriot Battery Metals, Inc.	Morgan Stanley	07/20/2026	5.00	Termination	(38,600)	(275,928)	116,758
Denmark
Ambu A/S, Class B	Goldman Sachs	06/29/2026	3.72	Termination	(14,576)	(198,102)	27,929
Finland
Nokian Renkaat Oyj	Goldman Sachs	06/29/2026	3.90	Termination	(87,619)	(711,100)	70,753
Valmet Oyj	Goldman Sachs	06/29/2026	3.90	Termination	(8,114)	(216,120)	(11,817)
						(927,220)	58,936
France
Sartorius Stedim Biotech	Goldman Sachs	06/29/2026	3.90	Termination	(1,940)	(435,851)	44,555
Germany
HelloFresh SE	Goldman Sachs	09/25/2026	3.90	Termination	(16,832)	(256,868)	246,281
Japan
Aeon Co., Ltd.	Goldman Sachs	06/29/2026	-0.02	Termination	(13,600)	(280,788)	(8,996)
Aozora Bank Ltd.	Morgan Stanley	06/29/2026	-0.02	Termination	(47,700)	(978,066)	(112,767)
Aozora Bank Ltd.	Goldman Sachs	08/25/2026	-0.02	Termination	(5,500)	(112,775)	(8,993)
Furukawa Electric Co., Ltd.	Goldman Sachs	08/10/2026	-0.02	Termination	(50,900)	(816,577)	(3,163)
Lasertec Corp.	Goldman Sachs	06/29/2026	-0.02	Termination	(2,800)	(623,985)	(203,465)
Minebea Mitsumi, Inc.	Goldman Sachs	08/21/2026	-0.02	Termination	(40,300)	(764,629)	(104,029)
Mitsui Chemicals, Inc.	Goldman Sachs	08/24/2026	-0.02	Termination	(19,700)	(575,082)	(49,979)
Murata Manufacturing Co., Ltd.	Goldman Sachs	06/29/2026	-0.02	Termination	(34,900)	(678,768)	(48,174)
Nidec Corp.	Goldman Sachs	06/29/2026	-0.02	Termination	(10,900)	(412,003)	142,375
Nomura Real Estate Master Fund, Inc.	Goldman Sachs	06/29/2026	-0.02	Termination	(750)	(858,964)	(21,553)
Rakuten Group, Inc.	Goldman Sachs	06/29/2026	-0.02	Termination	(99,400)	(392,679)	(68,090)
Sharp Corp.	Goldman Sachs	06/29/2026	-0.02	Termination	(54,400)	(339,624)	(42,033)
Sumitomo Chemical Co., Ltd.	Goldman Sachs	10/27/2026	-0.02	Termination	(163,100)	(415,286)	22,723
Tobu Railway Co., Ltd.	Goldman Sachs	08/24/2026	-0.02	Termination	(19,500)	(480,726)	26,714
						(7,729,952)	(479,430)
Luxembourg
B&M European Value Retail SA	Goldman Sachs	08/03/2026	5.19	Termination	(99,517)	(720,644)	(25,070)
Netherlands
Koninklijke Philips NV	Goldman Sachs	10/09/2026	3.90	Termination	(26,638)	(544,242)	(7,188)
New Zealand
Xero Ltd.	Goldman Sachs	06/29/2026	4.32	Termination	(7,925)	(539,616)	46,360
Xero Ltd.	Morgan Stanley	11/30/2026	4.32	Termination	(2,596)	(176,763)	(6,374)
						(716,379)	39,986
South Korea
EcoPro Co., Ltd.	Goldman Sachs	11/02/2026	5.33	Termination	(939)	(544,411)	(114,429)
Kakaobank Corp.	Goldman Sachs	10/12/2026	5.33	Termination	(21,517)	(436,961)	(99,396)
SK Bioscience Co., Ltd.	Morgan Stanley	10/26/2026	5.33	Termination	(11,928)	(628,690)	(116,000)
						(1,610,062)	(329,825)
Sweden
Avanza Bank Holding AB	Goldman Sachs	06/29/2026	3.99	Termination	(62,153)	(1,217,155)	9,648
Boliden AB	Goldman Sachs	11/02/2026	3.99	Termination	(27,803)	(740,873)	15,226
Fastighets AB Balder, Class B	Goldman Sachs	06/29/2026	3.99	Termination	(117,378)	(691,267)	(247,119)
Getinge AB, Class B	Goldman Sachs	08/31/2026	3.99	Termination	(31,250)	(663,444)	(94,851)
Mips AB	Goldman Sachs	07/21/2026	3.99	Termination	(14,542)	(420,315)	211,304
Sagax AB, Class B	Goldman Sachs	06/29/2026	3.99	Termination	(33,150)	(750,805)	(83,558)
						(4,483,859)	(189,350)
Switzerland
Belimo Holding AG	Morgan Stanley	10/20/2026	1.70	Termination	(1,692)	(823,877)	(57,343)
Comet Holding AG	Morgan Stanley	06/26/2026	1.70	Termination	(3,303)	(905,996)	(73,102)
Comet Holding AG	Goldman Sachs	10/23/2026	1.70	Termination	(737)	(202,155)	(44,553)
Kardex Holding AG	Morgan Stanley	06/26/2026	1.70	Termination	(2,249)	(538,044)	(52,438)
Sika AG	Goldman Sachs	10/19/2026	1.70	Termination	(1,600)	(433,390)	(17,457)
Sika AG	Morgan Stanley	10/20/2026	1.70	Termination	(941)	(254,888)	(21,373)
						(3,158,350)	(266,266)
Taiwan
Advantech Co., Ltd.	Goldman Sachs	12/31/2030	5.33	Termination	(10,000)	(113,156)	(6,697)
Advantech Co., Ltd.	Morgan Stanley	01/19/2026	5.33	Termination	(22,199)	(251,195)	(3,886)
Advantech Co., Ltd.	Goldman Sachs	12/08/2025	5.33	Termination	(21,489)	(243,161)	(102,642)
Advantech Co., Ltd.	HSBC	12/22/2025	0.00	Termination	(1,099)	(12,436)	(1,870)
Nan Ya Plastics Corp.	Morgan Stanley	01/19/2026	5.33	Termination	(45,000)	(98,095)	7,673
Nan Ya Plastics Corp.	Goldman Sachs	12/08/2025	5.33	Termination	(27,000)	(58,857)	(4,326)
Unimicron Technology Corp.	Goldman Sachs	11/02/2026	5.33	Termination	(125,000)	(708,227)	(132,966)
						(1,485,127)	(244,714)
United Kingdom
abrdn PLC	Goldman Sachs	02/23/2026	5.19	Termination	(326,866)	(672,417)	148,404
AJ Bell PLC	Goldman Sachs	11/13/2026	5.19	Termination	(216,174)	(697,556)	39,541
Segro PLC	Goldman Sachs	03/24/2026	5.19	Termination	(80,399)	(824,381)	(97,755)
Segro PLC	Goldman Sachs	12/31/2030	5.19	Termination	(2,453)	(25,152)	(3,411)
Severn Trent PLC	Goldman Sachs	08/17/2026	5.19	Termination	(23,436)	(769,553)	(73,019)
						(2,989,059)	13,760
United States
Acushnet Holdings Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(8,514)	(481,041)	(37,260)
Adient PLC	Morgan Stanley	01/19/2026	5.33	Termination	(532)	(17,130)	5,187
Adient PLC	Goldman Sachs	12/08/2025	5.33	Termination	(12,267)	(394,997)	58,161
Ameresco, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(6,418)	(192,283)	93,691
Avangrid, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(6,855)	(211,614)	39,193
B&G Foods, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(19,530)	(180,457)	85,978
Bank of Hawaii Corp.	Goldman Sachs	07/21/2026	5.33	Termination	(6,692)	(388,604)	(32,164)
Blackline, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(5,336)	(308,688)	(22,656)
Block, Inc., Class A	HSBC	08/28/2026	5.32	Termination	(2,512)	(159,336)	(19,594)
Block, Inc., Class A	Goldman Sachs	10/26/2026	5.33	Termination	(150)	(9,515)	(2,939)
Cassava Sciences, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(16,056)	(334,446)	32,983
Cassava Sciences, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(491)	(10,228)	(3,358)
Ceridian HCM Holding, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(11,267)	(776,296)	(43,620)
Cincinnati Financial Corp.	HSBC	08/28/2026	5.32	Termination	(3,651)	(375,286)	4,491
Cincinnati Financial Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(221)	(22,717)	(710)
Credit Acceptance Corp.	HSBC	10/13/2026	5.32	Termination	(2,285)	(1,044,245)	(47,665)
Credit Acceptance Corp.	Goldman Sachs	10/26/2026	5.33	Termination	(70)	(31,990)	(3,170)
CVR Energy, Inc.	Goldman Sachs	10/12/2026	5.33	Termination	(28,770)	(914,023)	(3,301)
Dick's Sporting Goods, Inc.	Goldman Sachs	09/07/2026	5.33	Termination	(6,703)	(872,060)	(116,591)
Digital Realty Trust, Inc.	HSBC	10/13/2026	5.32	Termination	(4,312)	(598,419)	(61,920)
Digital Realty Trust, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(131)	(18,180)	(3,015)
Doximity, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(19,969)	(464,279)	91,575
Duke Energy Corporation	Goldman Sachs	10/26/2026	5.33	Termination	(182)	(16,795)	(667)
Duke Energy Corporation	HSBC	10/13/2026	5.32	Termination	(5,966)	(550,542)	(14,378)
Entegris, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(4,029)	(420,628)	(6,002)
Five Below, Inc.	HSBC	09/07/2026	5.32	Termination	(1,781)	(335,647)	(29,387)
Five Below, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(54)	(10,177)	(772)
Glacier Bancorp, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(12,327)	(414,557)	(21,446)
Greif, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(11,585)	(809,792)	(31,297)
Howard Hughes Holdings, Inc.	Goldman Sachs	08/17/2026	5.33	Termination	(13,538)	(995,178)	16,114
LGI Homes, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(5,202)	(614,200)	6,311
Lions Gate Entertainment	Morgan Stanley	10/12/2026	5.33	Termination	(66,246)	(584,952)	(74,095)
Lowe's Cos., Inc.	HSBC	08/28/2026	5.32	Termination	(2,232)	(443,789)	53,880
Lowe's Cos., Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(68)	(13,520)	(585)
Marriott Vacations Worldwide Corp.	Goldman Sachs	10/16/2026	5.33	Termination	(4,246)	(309,533)	94,515
Matador Resources Co.	Goldman Sachs	06/29/2026	5.33	Termination	(16,543)	(957,509)	(59,974)
Moderna, Inc.	HSBC	08/28/2026	5.32	Termination	(2,264)	(175,913)	79,127
Moderna, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(155)	(12,044)	404
National Beverage Corp.	Goldman Sachs	06/29/2026	5.33	Termination	(9,890)	(470,171)	17,258
Novanta, Inc.	Goldman Sachs	08/24/2026	5.33	Termination	(517)	(74,675)	1,531
Novanta, Inc.	Morgan Stanley	08/10/2026	5.33	Termination	(3,451)	(498,462)	26,042
Palantir Technologies, Inc., Class A	Goldman Sachs	06/29/2026	5.33	Termination	(11,548)	(231,537)	(55,500)
Paramount Global, Class B	Goldman Sachs	06/29/2026	5.33	Termination	(32,876)	(472,428)	32,469
Permian Resources Corporation	Goldman Sachs	10/12/2026	5.33	Termination	(58,886)	(773,762)	(31,009)
Portillo's, Inc., Class A	Morgan Stanley	06/29/2026	5.33	Termination	(11,733)	(182,331)	51,550
Portillo's, Inc., Class A	Goldman Sachs	10/26/2026	5.33	Termination	(359)	(5,579)	(375)
RLI Corp.	Goldman Sachs	08/17/2026	5.33	Termination	(4,573)	(620,099)	(8,413)
Rumble, Inc.	Morgan Stanley	06/29/2026	5.33	Termination	(19,884)	(88,086)	79,789
Rumble, Inc.	HSBC	08/28/2026	0.00	Termination	(7,000)	(31,010)	18,857
Rumble, Inc.	Goldman Sachs	08/31/2026	5.33	Termination	(37,588)	(166,515)	108,792
Selective Insurance Group	Goldman Sachs	06/29/2026	5.33	Termination	(3,738)	(380,117)	(17,470)
Siteone Landscape Supply, Inc.	Goldman Sachs	11/03/2026	5.33	Termination	(4,165)	(586,515)	(64,505)
Synaptics, Inc.	Goldman Sachs	10/30/2026	5.33	Termination	(4,342)	(439,584)	(98,658)
T Rowe Price Group, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(233)	(23,330)	(836)
T Rowe Price Group, Inc.	HSBC	10/13/2026	5.32	Termination	(7,634)	(764,392)	30,689
Tandem Diabetes Care, Inc.	Goldman Sachs	08/28/2026	5.33	Termination	(17,137)	(346,853)	118,228
Tesla, Inc.	HSBC	08/28/2026	5.32	Termination	(7,879)	(1,891,590)	(79,105)
Tesla, Inc.	Goldman Sachs	10/26/2026	5.33	Termination	(240)	(57,619)	(6,611)
Texas Capital Bancshares, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(13,205)	(724,690)	(53,993)
Trade Desk, Inc., (The), Class A	Goldman Sachs	08/07/2026	5.33	Termination	(8,482)	(597,642)	55,099
Treehouse Foods, Inc.	Goldman Sachs	11/23/2026	5.33	Termination	(15,011)	(611,098)	(6,311)
Trupanion, Inc.	Goldman Sachs	06/29/2026	5.33	Termination	(8,170)	(210,132)	(19,261)
WD-40 Co.	Goldman Sachs	06/29/2026	5.33	Termination	(2,520)	(609,538)	(133,401)
						(25,328,365)	(10,100)
Total Short						(54,768,393)	(858,875)
Net unrealized gain/(loss) on Contracts For Difference							$ (1,257,450)

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

BOSTON PARTNERS GLOBAL LONG/SHORT FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities
Common Stocks	$119,130,728	$79,827,162	$39,303,566	$–
Preferred Stocks	3,108,673	–	3,108,673	–
Warrants	13,082	–	13,082	–
Total Equity Securities	122,252,483	79,827,162	42,425,321	–
Corporate Bonds
Corporate Bonds	1,215,109	–	1,215,109	–
Total Corporate Bonds	1,215,109	–	1,215,109	–
Derivative Investments
Swap	3,573,084	3,573,084	–	–
Total Derivative Investments	3,573,084	3,573,084	–	–

Short-Term Investments	31,863,688	4,918,912	26,944,776	–
Total Short-Term Investments	31,863,688	4,918,912	26,944,776	–
Total Assets*	$158,904,364	$88,319,158	$70,585,206	$–

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Equities
Common Stocks	$(467,609)	$(467,609)	$–	$–
Total Equity Securities	(467,609)	(467,609)	–	–
Derivative Investments
Option	(1,696,880)	(736,750)	(960,130)	–
Swap	(4,830,534)	(4,830,534)	–	–
Total Derivative Investments	(6,527,414)	(5,567,284)	(960,130)	–
Total Liabilities*	$(6,995,023)	$(6,034,893)	$(960,130)	$–

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.